PREPAID EXPENSES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES
Incremental costs in obtaining contracts with customers	R$ 1,433,893	R$ 766,730
Software and networks maintenance	306,438	145,568
Advertising and publicity	191,366	215,508
Personal	78,698	71,038
Financial charges	37,585	18,251
Rental	35,336	43,465
Insurance	12,681	14,772
Satellites and links	12,360	148,113
Other	26,555	25,248
Total	2,134,912	1,448,693
Current	1,141,521	1,006,425
Non-current	R$ 993,391	R$ 442,268